INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Federal Income Tax Expense (Benefit)	$ 153,364	$ (70,814)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 114,190	$ 17,449
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	1,242,278	0
Deferred State and Local Income Tax Expense (Benefit)	0	177,802
Other Tax Expense (Benefit)	$ (40,000)
PAKISTAN
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	33.00%
State and Local Jurisdiction [Member]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 4,100,000
Deferred State and Local Income Tax Expense (Benefit)		$ 40,000
Operating Loss Carry Forwards Expiration Periods	expire at various dates from 2032 to 2034
Federal [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 3,600,000
Operating Loss Carry Forwards Expiration Periods	2034